MEMBERS Mutual Funds

Supplement Dated September 1, 2010 to the Prospectus

This Supplement dated September 1, 2010 amends the Prospectus of MEMBERS Mutual Funds February 28, 2010 as supplemented July 15, 2010.   Please keep this Supplement with your records.

Conservative Allocation Fund

Page 1:  The table under the sub-heading “Example” is deleted and replaced with:

	Redemption			No Redemption
	A	B	C	A	B	C
1 Year	$ 708	$ 667	$ 317	$ 708	$ 217	$ 217
3 Years	990	1,020	670	990	670	670
5 Years	1,292	1,349	1,149	1,292	1,149	1,149
10 Years	2,148	2,285	2,472	2,148	2,285	2,472

Moderate Allocation Fund

Page 5:  The table under the sub-heading “Example” is deleted and replaced with:

	Redemption			No Redemption
	A	B	C	A	B	C
1 Year	$ 722	$ 681	$ 331	$ 722	$ 231	$ 231
3 Years	1,031	1,062	712	1,031	712	712
5 Years	1,361	1,420	1,220	1,361	1,220	1,220
10 Years	2,294	2,431	2,615	2,294	2,431	2,615

Aggressive Allocation Fund

Page 9:  The table under the sub-heading “Example” is deleted and replaced with:

	Redemption			No Redemption
	A	B	C	A	B	C
1 Year	$ 737	$ 697	$ 347	$ 737	$ 247	$ 247
3 Years	1,077	1,111	761	1,077	761	761
5 Years	1,440	1,501	1,301	1,440	1,301	1,301
10 Years	2,458	2,595	2,776	2,458	2,595	2,776

4460-P1125-SUP2 (0910)